Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Share capital	Treasury shares	Capital reserve	Share-based long-term incentive plan (LTIP)	Retained earnings	Equity valuation adjustments	Other comprehensive income
Equity at Dec. 31, 2021	R$ 10,502,198	R$ 26	R$ (285,011)	R$ 5,828,754	R$ 247,532	R$ 4,732,624	R$ (22,372)	R$ 645
Profit (loss)	1,504,768					1,504,768
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	(677)							(677)
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(107)							(107)
Derivative financial instruments through OCI net of income tax	0			0	0
Increase (decrease) through share-based payment transactions, equity	127,389				127,389
Purchase of treasury shares	(291,445)		(291,445)
Increase (decrease) through exercise of options, equity	0		101,102		(101,102)
Equity at Dec. 31, 2022	11,842,126	26	(475,354)	5,828,754	273,819	6,237,392	(22,372)	(139)
Profit (loss)	1,653,684					1,653,684
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	56							56
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(558)							(558)
Derivative financial instruments through OCI net of income tax	168							168
Derivative financial instruments through OCI	(253)
Increase (decrease) through share-based payment transactions, equity	144,617				144,617
Purchase of treasury shares	(399,408)		(399,408)
Increase (decrease) through exercise of options, equity	0		114,444		(114,444)
Equity at Dec. 31, 2023	13,240,685	26	(760,318)	5,828,754	303,992	7,891,076	(22,372)	(473)
Profit (loss)	2,116,368					2,116,368
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	767							767
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(85,472)							(85,472)
Derivative financial instruments through OCI net of income tax	2,266							2,266
Capital reserve related to the costs for the establishment of the FIDM and FIDC	(475)			(475)
Derivative financial instruments through OCI	(3,434)
Increase (decrease) through share-based payment transactions, equity	178,692				178,692
Purchase of treasury shares	(784,459)		(784,459)
Increase (decrease) through exercise of options, equity	0		177,099		(177,099)
Equity at Dec. 31, 2024	R$ 14,668,372	R$ 26	R$ (1,367,678)	R$ 5,828,279	R$ 305,585	R$ 10,007,444	R$ (22,372)	R$ (82,912)